Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Other Executive Compensation Information
Pay Versus Performance
Shown and described below is information about the relationship between certain financial performance measures and executive “compensation actually paid” as determined in accordance with Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K. For further information regarding our pay-for-performance philosophy and how our Human Resources Committee seeks to align executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”
Year(1)	Summary Compensation Table (SCT) Total for PEO	Compensation Actually Paid (CAP) to PEO(2)	Average Summary Compensation Table (SCT) Total for Non- PEO NEOs(3)	Average Compensation Actually Paid (CAP) to Non- PEO NEOs(2)(3)	Value of Initial Fixed $100 Investment Based on:		Net Income (GAAP)	Company Selected Measure
					State Street (STT) TSR(4)	Peer Group TSR (KBW Bank Index)(4)		ROE (Non-GAAP)(5)
2022	$ 18,004,619	$ 10,071,943	$ 7,633,068	$ 4,733,007	107.6	97.5	$ 2,774,105,680	12.5%
2021	14,113,660	22,684,590	8,719,980	12,311,262	124.7	124.1	2,693,086,657	11.5%
2020	9,309,980	8,579,981	7,972,141	7,465,987	95.2	89.7	2,420,321,971	10.6%
(1)
The closing share price of our common stock on the NYSE was $77.57 on December 30, 2022, $93.00 on December 31, 2021, $72.78 on December 31, 2020, and $79.10 on December 31, 2019. The Principal Executive Officer (PEO) was Mr. O'Hanley for all years in the table. The non-PEO NEOs were Messrs. Aboaf, Aristeguieta, Erickson and Maiuri (all years), plus Mr. Taraporevala (2022).

(2)
The following table describes the adjustments, each of which is prescribed by SEC rules, to calculate the CAP amount from the SCT amount. There were no adjustments with respect to defined benefit and actuarial pension plans. The SCT amount and the CAP amount do not reflect the actual amount of compensation earned by or paid during the applicable year, but rather are amounts determined in accordance with Item 402(v) of Regulation S-K.

	2022		2021		2020
Adjustments(1)	PEO	Non-PEO NEOs(3)	PEO	Non-PEO NEOs(3)	PEO	Non-PEO NEOs(3)
Total Compensation from SCT	$ 18,004,619	$ 7,633,068	$ 14,113,660	$ 8,719,980	$ 9,309,980	$ 7,972,141
Adjustments for defined benefit and actuarial pension plans: Not Applicable
Adjustments for stock awards
(Subtraction): Stock Awards from SCT	(15,524,952)	(4,569,471)	(12,999,934)	(4,070,662)	(8,250,050)	(3,948,730)
Addition: Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at year end	10,882,975	3,643,545	15,752,504	5,680,273	8,728,150	4,186,016
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	(5,092,384)	(2,093,302)	3,563,690	1,906,719	(804,868)	(662,881)
Addition: Vesting date fair value of awards granted and vesting during such year	1,683,962	—	2,148,550	—	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	117,723	119,167	106,120	74,952	(403,231)	(80,559)
Compensation Actually Paid (as calculated)	10,071,943	4,733,007	22,684,590	12,311,262	8,579,981	7,465,987
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
(3)	Amounts presented are averages for the entire group of non-PEO NEOs in each respective year.
(4)
Total Shareholder Return (TSR) data is calculated based on an initial investment on December 31, 2019 and reflects: for 2022 – three-year cumulative TSR (December 31, 2019 – December 31, 2022); for 2021 – two-year cumulative TSR (December 31, 2019 – December 31, 2021); and for 2020 – one-year TSR (December 31, 2019 – December 31, 2020). When comparing our annual and long-term performance to that of our peers for compensation purposes and for purposes of disclosure under Item 201(e) of Regulation S-K, we utilize the KBW Bank Index, which comprises State Street, our Direct Peers, and 21 other constituents with which we compete in some aspects of our businesses as of January 1, 2022.

(5)
Non-GAAP financial measures should be considered in addition to, not as a substitute for or superior to, financial measures determined in conformity with GAAP. For a reconciliation of the non-GAAP ROE presented in the table above, see Appendix D.

Company Selected Measure Name	ROE
Named Executive Officers, Footnote [Text Block]
(1)
The closing share price of our common stock on the NYSE was $77.57 on December 30, 2022, $93.00 on December 31, 2021, $72.78 on December 31, 2020, and $79.10 on December 31, 2019. The Principal Executive Officer (PEO) was Mr. O'Hanley for all years in the table. The non-PEO NEOs were Messrs. Aboaf, Aristeguieta, Erickson and Maiuri (all years), plus Mr. Taraporevala (2022).

Peer Group Issuers, Footnote [Text Block]
(4)
Total Shareholder Return (TSR) data is calculated based on an initial investment on December 31, 2019 and reflects: for 2022 – three-year cumulative TSR (December 31, 2019 – December 31, 2022); for 2021 – two-year cumulative TSR (December 31, 2019 – December 31, 2021); and for 2020 – one-year TSR (December 31, 2019 – December 31, 2020). When comparing our annual and long-term performance to that of our peers for compensation purposes and for purposes of disclosure under Item 201(e) of Regulation S-K, we utilize the KBW Bank Index, which comprises State Street, our Direct Peers, and 21 other constituents with which we compete in some aspects of our businesses as of January 1, 2022.

PEO Total Compensation Amount	$ 18,004,619	$ 14,113,660	$ 9,309,980
PEO Actually Paid Compensation Amount	$ 10,071,943	22,684,590	8,579,981
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The following table describes the adjustments, each of which is prescribed by SEC rules, to calculate the CAP amount from the SCT amount. There were no adjustments with respect to defined benefit and actuarial pension plans. The SCT amount and the CAP amount do not reflect the actual amount of compensation earned by or paid during the applicable year, but rather are amounts determined in accordance with Item 402(v) of Regulation S-K.

	2022		2021		2020
Adjustments(1)	PEO	Non-PEO NEOs(3)	PEO	Non-PEO NEOs(3)	PEO	Non-PEO NEOs(3)
Total Compensation from SCT	$ 18,004,619	$ 7,633,068	$ 14,113,660	$ 8,719,980	$ 9,309,980	$ 7,972,141
Adjustments for defined benefit and actuarial pension plans: Not Applicable
Adjustments for stock awards
(Subtraction): Stock Awards from SCT	(15,524,952)	(4,569,471)	(12,999,934)	(4,070,662)	(8,250,050)	(3,948,730)
Addition: Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at year end	10,882,975	3,643,545	15,752,504	5,680,273	8,728,150	4,186,016
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	(5,092,384)	(2,093,302)	3,563,690	1,906,719	(804,868)	(662,881)
Addition: Vesting date fair value of awards granted and vesting during such year	1,683,962	—	2,148,550	—	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	117,723	119,167	106,120	74,952	(403,231)	(80,559)
Compensation Actually Paid (as calculated)	10,071,943	4,733,007	22,684,590	12,311,262	8,579,981	7,465,987
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
(3)	Amounts presented are averages for the entire group of non-PEO NEOs in each respective year.

Non-PEO NEO Average Total Compensation Amount	$ 7,633,068	8,719,980	7,972,141
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,733,007	12,311,262	7,465,987
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
The following table describes the adjustments, each of which is prescribed by SEC rules, to calculate the CAP amount from the SCT amount. There were no adjustments with respect to defined benefit and actuarial pension plans. The SCT amount and the CAP amount do not reflect the actual amount of compensation earned by or paid during the applicable year, but rather are amounts determined in accordance with Item 402(v) of Regulation S-K.

	2022		2021		2020
Adjustments(1)	PEO	Non-PEO NEOs(3)	PEO	Non-PEO NEOs(3)	PEO	Non-PEO NEOs(3)
Total Compensation from SCT	$ 18,004,619	$ 7,633,068	$ 14,113,660	$ 8,719,980	$ 9,309,980	$ 7,972,141
Adjustments for defined benefit and actuarial pension plans: Not Applicable
Adjustments for stock awards
(Subtraction): Stock Awards from SCT	(15,524,952)	(4,569,471)	(12,999,934)	(4,070,662)	(8,250,050)	(3,948,730)
Addition: Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at year end	10,882,975	3,643,545	15,752,504	5,680,273	8,728,150	4,186,016
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	(5,092,384)	(2,093,302)	3,563,690	1,906,719	(804,868)	(662,881)
Addition: Vesting date fair value of awards granted and vesting during such year	1,683,962	—	2,148,550	—	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	117,723	119,167	106,120	74,952	(403,231)	(80,559)
Compensation Actually Paid (as calculated)	10,071,943	4,733,007	22,684,590	12,311,262	8,579,981	7,465,987
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
(3)	Amounts presented are averages for the entire group of non-PEO NEOs in each respective year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship between CAP and State Street TSR and CAP and Peer Group/KBW Bank Index TSR. TSR, for both State Street itself and relative to the KBW Bank Index, is a component of the Committee’s assessment of financial performance, driving annual pay decisions. For 2022, CAP for our PEO is $10.1 million and the average CAP for our Non-PEO NEOs is $4.7 million, significantly below the SCT compensation of $18.0 million for our PEO and the average SCT compensation of $7.6 million for our Non-PEO NEOs, respectively, consistent with the decline of TSR from 124.7 in 2021 to 107.6 in 2022. For 2021, CAP for our PEO is $22.7 million and average CAP for our Non-PEO NEOs is $12.3 million, significantly higher than the SCT compensation of $14.1 million for our PEO and the average SCT compensation of $8.7 million for Non-PEO NEOs, respectively, consistent with the increase of TSR from 95.2 in 2020 to 124.7 in 2021. The increase or decrease in CAP versus SCT compensation is strongly aligned with State Street’s TSR performance linking PEO CAP and Non-PEO average CAP to the shareholder experience.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship between CAP and Net Income (GAAP). Although Net Income (GAAP) is not itself included in our Financial Scorecard, the Committee reviews its primary components, Revenue and Expenses, as part of its annual assessment of financial performance, as well as Net Interest Income on a standalone basis. Likewise, although Net Income (GAAP) is not a metric in our performance-based RSU vehicle, other performance-based RSU metrics, including Pre-Tax Margin and Fee Revenue Growth, are related to Net Income (GAAP). As a result, CAP for our PEO and Non-PEO NEOs is indirectly impacted by Net Income (GAAP).

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship between CAP and ROE (non-GAAP). ROE (GAAP) is a component of the Committee’s assessment of annual financial performance, driving annual pay decisions. Additionally, ROE (non-GAAP) is a core metric in our performance-based RSU program, impacting the value of this long-term equity vehicle over time. As a result, CAP for our PEO and Non-PEO NEOs is influenced by ROE (non-GAAP).

Total Shareholder Return Vs Peer Group [Text Block]
Relationship between CAP and State Street TSR and CAP and Peer Group/KBW Bank Index TSR. TSR, for both State Street itself and relative to the KBW Bank Index, is a component of the Committee’s assessment of financial performance, driving annual pay decisions. For 2022, CAP for our PEO is $10.1 million and the average CAP for our Non-PEO NEOs is $4.7 million, significantly below the SCT compensation of $18.0 million for our PEO and the average SCT compensation of $7.6 million for our Non-PEO NEOs, respectively, consistent with the decline of TSR from 124.7 in 2021 to 107.6 in 2022. For 2021, CAP for our PEO is $22.7 million and average CAP for our Non-PEO NEOs is $12.3 million, significantly higher than the SCT compensation of $14.1 million for our PEO and the average SCT compensation of $8.7 million for Non-PEO NEOs, respectively, consistent with the increase of TSR from 95.2 in 2020 to 124.7 in 2021. The increase or decrease in CAP versus SCT compensation is strongly aligned with State Street’s TSR performance linking PEO CAP and Non-PEO average CAP to the shareholder experience.

Tabular List [Table Text Block]
Return on Average Common Equity (non-GAAP)
Fee Revenue Growth (non-GAAP)
Pre-Tax Margin (non-GAAP)
Total Shareholder Return

Total Shareholder Return Amount	$ 107.6	124.7	95.2
Peer Group Total Shareholder Return Amount	97.5	124.1	89.7
Net Income (Loss)	$ 2,774,105,680	$ 2,693,086,657	$ 2,420,321,971
Company Selected Measure Amount	0.125	0.115	0.106
PEO Name	Mr. O'Hanley	Mr. O'Hanley	Mr. O'Hanley
Additional 402(v) Disclosure [Text Block]
Analysis of the Information Presented in the Pay versus Performance Table
In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
Overview. The Committee reviews, evaluates and approves our executive compensation program annually, and designs our executive compensation program to effectively align pay with performance and shareholder interests over time. The design elements supporting this goal include our use of shareholder return-based metrics in assessing annual financial performance, heavy reliance on deferred equity-based compensation vehicles (substantially delivered in the form of performance-based equity) and the use of relative TSR in our long-term incentive design. In the Pay versus Performance table above:
•
Equity-based vehicles comprised 90% of incentive compensation awarded to our PEO in 2022 for the 2021 performance year, 100% in 2021 for the 2020 performance year and 75% in 2020 for the 2019 performance year

•	Equity-based vehicles comprised 65% of incentive compensation awarded to our Non-PEO NEOs in 2022, 2021 and 2020 for the 2021, 2020 and 2019 performance years, respectively
Because we maintain significant levels of deferred compensation and equity-based compensation for our executives, the change in value over time of CAP for our PEO and Non-PEO NEOs in the table above is driven primarily by the change in our stock price and our performance against metrics aligned to our long-term strategy contained in our performance-based RSU vehicle.

Closing share price on NYSE | $ / shares	$ 77.57	$ 93	$ 72.78	$ 79.1
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Return on Average Common Equity
Non-GAAP Measure Description [Text Block]
(5)
Non-GAAP financial measures should be considered in addition to, not as a substitute for or superior to, financial measures determined in conformity with GAAP. For a reconciliation of the non-GAAP ROE presented in the table above, see Appendix D.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Fee Revenue Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Pre-Tax Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
PEO [Member] | Adjustments for Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Stock Awards from SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(15,524,952)	(12,999,934)	(8,250,050)
PEO [Member] | Fair Value at Year End of Awards Granted During the Covered Fiscal Year that are Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,882,975	15,752,504	8,728,150
PEO [Member] | Year-over-year Change in Fair Value of Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,092,384)	3,563,690	(804,868)
PEO [Member] | Vesting Date Fair Value of Awards Granted and Vesting During Such Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,683,962	2,148,550	0
PEO [Member] | Change as of the vesting Date (from the End of the Prior Fiscal Year) in Fair Value of Awards Granted in any Prior Fiscal Year for Which Vesting Conditions were Satisfied During Such Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	117,723	106,120	(403,231)
Non-PEO NEO [Member] | Adjustments for Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Stock Awards from SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,569,471)	(4,070,662)	(3,948,730)
Non-PEO NEO [Member] | Fair Value at Year End of Awards Granted During the Covered Fiscal Year that are Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,643,545	5,680,273	4,186,016
Non-PEO NEO [Member] | Year-over-year Change in Fair Value of Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,093,302)	1,906,719	(662,881)
Non-PEO NEO [Member] | Vesting Date Fair Value of Awards Granted and Vesting During Such Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change as of the vesting Date (from the End of the Prior Fiscal Year) in Fair Value of Awards Granted in any Prior Fiscal Year for Which Vesting Conditions were Satisfied During Such Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 119,167	$ 74,952	$ (80,559)